Long-Term Debt (Future Minimum Loan Payments) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Minimum payments on outstanding long-term debt
Fiscal 2017	$ 17,500
Fiscal 2018	17,500
Fiscal 2019	17,500
Fiscal 2020	280,000
Fiscal 2021	0
Thereafter	350,000
Total	$ 682,500	$ 350,000